Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Summary Of Minimum Annual Rentals Under Operating Leases

Year Ended December 31:	Operating Leases	Ground Leases
2012	$656	$474
2013	636	474
2014	638	489
2015	560	544
2016	435	544
Thereafter	30	11,208

Total	$2,955	$13,733